Significant events and transactions since 30 June 2019	6 Months Ended
Dec. 31, 2019
Significant events and transactions since 30 June 2019
Significant events and transactions since 30 June 2019

Significant events and transactions since 30 June 2019

In accordance with IAS34 ‘Interim Financial Reporting’, we have included an explanation of events and transactions which are significant to obtain an understanding of the changes in our financial position and performance since 30 June 2019. A R936 million profit was recognised in relation to the disposal of our 50% equity interest in the Sasol Huntsman maleic anhydride joint venture as we continue to execute on our asset optimisation programme.